Stated capital	12 Months Ended
Dec. 31, 2022
Stated capital
Stated capital

25.Stated capital

	Class A shares pre-IPO / Ordinary Shares post-IPO				Class B shares pre-IPO
			Stated				Stated
			capital net				capital net
	Number of	Stated	of issue		Number of	Stated	of issue
	shares	capital	costs		shares	capital	costs
	000’s	$'000	$'000		000’s	$'000	$'000

At January 1, 2020	130,492,567	4,233,335	4,231,856		16,558,927	299,405	299,014

December 31, 2020	130,492,567	4,233,335	4,231,856		16,558,927	299,405	299,014

At January 1, 2021	130,492,567	4,233,335	4,231,856		16,558,927	299,405	299,014
Reclassification of Class A and Class B shares to ordinary shares	16,558,927	299,405	299,014		(16,558,927)	(299,405)	(299,014)

Impact of reverse share split	(146,757,391)	—	—		—	—	—
Shares issued on IPO	18,000	378,000	378,000		—	—	—
Share issue costs	—	—	(28,154)		—	—	—
Shares issued on exercise of options	15,717	342,768	342,768		—	—	—

December 31, 2021	327,820	5,253,508	5,223,484		—	—	—

Shares issued on exercise of options	4,100	88,469	88,469		—	—	—

At December 31, 2022	331,920	5,341,977	5,311,953	*	—	—	—

* As at December 31, 2022 stated capital was made up of share capital of $99,576,000 and share premium of $5,212,377,048.

For the year ended December 31, 2020 the Company had Class C shares in addition to Class A and B shares. Class C shares would only be issued pursuant to an approved employee stock plan.

Summarised below are the terms of the shares for the year end December 31, 2020:

●	Class A and B shares are at no par value.
●	Class A and B shares rank pari passu in all respects except that Class B shares shall accrue no voting rights.
●	Class C shares shall accrue no rights to vote.

There was no limit over the number of equity shares that could be authorized for the year ended December 31, 2020. All Class A and B shares issued were fully paid up as at December 31, 2020.

On October 14, 2021 the Company announced the pricing of its initial public offering (“IPO”) of 18,000,000 ordinary shares at a public offering price of $21 per share on the New York Stock Exchange (NYSE). All of the outstanding Class A and Class B shares of the Company were exchanged on a 500 to 1 basis for ordinary shares and the outstanding options granted pursuant to the Company’s existing Long Term Incentive Plan was converted into ordinary shares (other than 7,940,413 ordinary shares issuable upon the exercise of share options outstanding as of September 30, 2021 pursuant to the Long-Term Incentive Plan).

Summarized below are the terms of the shares for the year end December 31, 2022 and 2021:

●	There is only one class of ordinary shares.
●	Ordinary shares have a par value of $0.30 each.
●	The holders of our ordinary shares are entitled to such dividends as may be declared by our board of directors subject to the Companies Act and our Articles. Dividends and other distributions on issued and outstanding ordinary shares may be paid out of the funds of the Company lawfully available for such purpose, subject to any preference of any outstanding preferred shares. Dividends and other distributions will be distributed among the holders of our ordinary shares on a pro rata basis.
●	Voting at any shareholders’ meeting is by way of poll. On a poll every shareholder present in person or by proxy shall have one vote for each ordinary share on all matters upon which the ordinary shares are entitled to vote except that, for so long as the number of ordinary shares held by Mobile Telephone Networks (Netherlands) B.V. or an affiliate of it or MTN Group is greater than twenty percent (20%) of the total number of ordinary shares in issue, each ordinary share held by MTN Group shall entitle MTN Group to the number of votes per ordinary share calculated by dividing 20% of the total number of ordinary shares in issue by the number of Shares held by MTN Group.
●	Any of our shareholders may transfer all or any of his or her ordinary shares by an instrument of transfer in the usual or common form or any other form approved by our board of directors, subject to the applicable restrictions of our Articles, such as the suspension of transfers for a period immediately preceding a general meeting, or the determination that a proposed transfer is not eligible, as well as restrictions in our Shareholders’ Agreement and our Registration Rights Agreement.
●	On a return of capital on winding up or otherwise (other than on conversion, redemption or purchase of ordinary shares), assets available for distribution among the holders of ordinary shares shall be distributed among the holders of the ordinary shares on a pro rata basis.

The authorized share capital of the Company is 1,700,000,000 shares with par value of $0.30 each. All ordinary shares issued were fully paid up and non-assessable as at December 31, 2022 and 2021.